SCHEDULE OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Current:
Federal
State
Total current
Deferred:
Federal			(108,018)
State
Less: valuation allowance			108,018
Total deferred
Total income tax provision (benefit)	$ (189,997)	$ (11,342)